Asset Purchase and Separation and Distribution Agreements (Tables)	12 Months Ended
Oct. 31, 2022
Asset Purchase And Separation And Distribution Agreements Abstract
Schedule of fair value of the assets at the date of transfer

Mineral properties	$327,690
Mining equipment	45,647
Computer equipment and software	9,331
Loans to Ekidos (the “Silver Bull Loans”)	985,000

Net assets acquired	$1,367,668